Business Combinations and Investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 21, 2009	Mar. 18, 2010 Vivotech Inc [Member]	Aug. 05, 2010 Document Capture Technologies Inc. [Member]	Aug. 20, 2010 Mod Systems Inc [Member]	Aug. 24, 2011 Radiant [Member]	Dec. 31, 2011 Radiant [Member] Hospitality and Special Retail [Member]	Dec. 31, 2011 Radiant [Member] Financial Services [Member]	Dec. 31, 2011 Radiant [Member] Retail Solutions [Member]
Business Acquisition [Line Items]
Business Acquisition, Cost Method Investment, Percent Minority Interest, Additional Investment					1.00%
Business Acquisition, Cost Method Investment, Percent Minority Interest					6.00%		3.00%
Equity Method Investment, Ownership Percentage						17.00%	5.00%
Investment, Percent Minority Interest, Additional Investment							8.00%
Investment, Percent Minority Investment Owned							16.00%
Business Acquisition, Percentage of Additional Voting Interests Acquired				80.40%
Purchase Consideration								$ 1,206
Net Tangible Assets Acquired/(Liabilities Assumed)								78
Purchased Intangible Assets								319
Goodwill		14	15					809	624	86	99
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount		0	11					73
Business Combination, Acquisition Related Costs	30
Business Acquisition, Pro Forma Information [Abstract]
Revenue	5,538	5,057
Net Income attributable to NCR	$ 64	$ 102